Stock Incentive and Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Compensation And Employee Benefit Plans [Abstract]
Stock Incentive and Employee Benefit Plans
7.	Stock Incentive and Employee Benefit Plans
2017 Equity Incentive Plan
In June
2017, Scilex Pharma adopted the Scilex Pharmaceuticals Inc. 2017 Equity Incentive Plan (the “Scilex Pharma 2017 Plan”). The Scilex Pharma 2017 Plan reserved
24.0
 million shares of Scilex Pharma common stock.
Stock options granted under the Scilex Pharma 2017 Plan typically vest 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining options vest each month thereafter.
The Scilex Pharma 2017 Plan was amended and restated on July 5, 2018.
Upon the closing of the Merger of Semnur, the Scilex Pharma 2017 Plan was terminated, and each option to purchase Scilex Pharma’s common stock outstanding and unexercised immediately prior to the closing of the Merger of Semnur was cancelled and substituted for that number of options to
acquire common stock of Scilex
Holding.
Scilex Holding Company 2019 Stock Option Plan
The board of
directors of the Company adopted the Scilex Holding Company 2019 Stock Option Plan (the “2019 Stock Option Plan”) on May 28, 2019. The 2019 Stock Option Plan was approved by the Company’s stockholders on June 7, 2019. As of December 31, 2019, 30.0 million shares of common stock of the Company were reserved for issuance pursuant to the 2019 Stock Option Plan. On December 21, 2020, the board of directors approved an amendment to the 2019 Stock Option Plan to reserve an additional
15.0
 million shares of common stock for issuance under the 2019 Stock Option Plan. As of December 31, 2020,
45.0
 million shares of common stock of the Company were reserved for issuance pursuant to the 2019 Stock Option Plan.
Stock options granted under the 2019 Stock Option Plan typically vest with respect to 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining shares on each monthly anniversary thereafter.
As of September 30, 2022, options to purchase
25,159,760
shares of the common stock of Scilex Holding were outstanding, which is comprised of options to purchase
24,054,760
shares of common stock that were outstanding under the 2019 Stock Option Plan and options to purchase
1,105,000
shares of common stock that were outstanding pursuant to options previously granted under the Scilex Pharma 2017 Plan. As of September 30, 2022,
20,945,240
shares of the Company’s common stock were reserved for awards available for future issuance under the 2019 Stock Option Plan.
Total stock-based compensation recorded within operating expenses was $
4.0
 million and $
4.4
 million for the nine months ended September 30, 2022 and 2021, respectively.
T
he total unrecognized compensation costs related to unvested employee and non-employee
stock option grants as of September 30, 2022 was $
3.9
 million and the weighted average period over which these grants are expected to vest is
1.4
years.

Employee Benefit Plan
The Company maintains a defined contribution 401(k) plan available to eligible employees, which is administered by Sorrento. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company made matching contributions to the 401(k) plan totaling $
0.3
 million and $
0.2
 million for each of the nine months ended September 30, 2022 and 2021, respectively.

10.	Stock Incentive and Employee Benefit Plans
2017 Equity Incentive Plan
In June
2017
, Scilex Pharma adopted the Scilex Pharmaceuticals Inc.
2017
Equity Incentive Plan (the “Scilex Pharma
2017
Plan”). The Scilex Pharma
2017
Plan reserved
24.0
 million shares of Scilex Pharma common stock.
Stock options granted under the Scilex Pharma 2017 Plan typically vest 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining options vest each month thereafter.
The Scilex Pharma
2017
Plan was amended and restated on July
5
,
2018
.

Upon

the Merger Closing, the Scilex Pharma
2017
Equity Incentive Plan was terminated, and each option to purchase Scilex Pharma’s common stock outstanding and unexercised immediately prior to the Merger Closing was cancelled and substituted for that number of options to acquire common stock of Scilex Holding.
Scilex Holding Company 2019 Stock Option Plan
The board of directors of the Company adopted the Scilex Holding Company
2019
Stock Option Plan (the “
2019
Stock Option Plan”) on May
28
,
2019
. The
2019
Stock Option Plan was approved by the Company’s stockholders on June
7
,
2019
. As of December
31
,
2019
,
30.0
 million shares of common stock of the Company were reserved for issuance pursuant to the
2019
Stock Option Plan. On December
21
,
2020
, the board of directors approved an amendment to the
2019
Stock Option Plan to reserve an additional
15.0
 million shares of common stock for issuance under the
2019
Stock Option Plan. As of December
31
,
2020
,
45.0
 million shares of common stock of the Company were reserved for issuance pursuant to the
2019
Stock Option Plan.
Stock options granted under the 2019 Stock Option Plan typically vest with respect to 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining shares on each monthly anniversary thereafter.
As of December
31
,
2021
, options to purchase
28,163,510
shares of the common stock of Scilex Holding were outstanding, which is comprised of options to purchase
26,743,510
shares of common stock that were outstanding under the
2019
Stock Option Plan and options to purchase
1,420,000
shares of common stock that were outstanding pursuant to options previously granted under the Scilex Pharma
2017
Plan. As of December
31
,
2021
,
18,256,490
shares of the Company’s common stock were reserved for awards available for future issuance under the
2019
Stock Option Plan.
Total stock-based compensation recorded within operating expenses was $
5.8
 million, $
5.4
 million and $
4.3
 million for the years ended December
31
,
2021
,
2020
and
2019
, respectively.
The total unrecognized compensation costs related to unvested employee and nonemployee stock option grants as of December
31
,
2021
was $
8.8
 million and the weighted average period over which these grants are expected to vest is
1.8
 years.
Option Valuation
The Company calculates the fair value of stock-based compensation awards granted to employees and nonemployees using the Black-Scholes option-pricing method. The Black-Scholes option-pricing method requires the use of subjective assumptions, including stock price volatility, the expected life of stock options, risk free interest rate and the fair value per share of the underlying common stock on the date of grant. The assumptions used in the Black-Scholes option-pricing method related to options issued to employees and nonemployees for the years ended 2020 and 2019 is set forth below:

	Year Ended December 31,
	2020	2019
Weighted-average grant date fair value	$0.83	$0.87
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	90.00%	89.00% - 104.00%
Risk-free interest rate	0.53%	1.63% - 2.50%
Term of options	5.60	5.76 - 6.08
Fair value per share of common stock on date of grant	$1.16	$1.16
Exercise price	$1.16	$1.16
Expected

dividend yield
. The Company bases the expected dividend yield assumption on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends on the Company’s common stock.
Expected stock-price volatility
. The expected stock-price volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the transdermal patch industry. In selecting the peer group, management considered publicly-traded transdermal patch companies with existing clinical stage branded and generic transdermal patches. Management further considered the development stage of the peer group companies.
Risk-free interest rate
. The Company bases the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the award being valued.
Expected term of options
. The expected term of options represents the period of time when options are expected to be outstanding. Because the Company does not have historic exercise behavior, the Company determines the expected life assumption for options issued to directors and employees using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period.
During the years ended December
31
,
2020
and December
31
,
2019
, Scilex Holding issued stock options to certain employees and nonemployees. Significant inputs utilized in determining the fair value of the common shares are as follows:
March 17 and March 31, 2019 Valuations
For the valuation
performed on March
17
,
2019
and March
31
,
2019
, the fair value of the Company’s common stock was estimated using the market and income approaches. The Company weighted a guideline public company method, a market approach that uses comparable company data and applies to the subject company, equally with a discounted cash flow method, an income approach that derives value by estimating reasonable future cash flows to the equityholders and discounting them to present value using a risk-adjusted discount rate. The Company then used the Option Pricing Method (“OPM”) to allocate the concluded equity value amongst the different equity classes and determine the common stock value. These valuations resulted in a valuation of the Company’s common stock of $
1.16
per share as of March
17
,
2019
and March
31
,
2019
.
May 31, 2019 Valuation
For the valuation performed on May 31, 2019, the fair value of the Company’s common stock was estimated using a hybrid Probability Weighted Expected Return Method (“PWERM”), which estimates the value by probability
-weighting different scenarios. The Company used three going public scenarios and one stay-private scenario. For the three public scenarios, the Company utilized recent comparable initial public offerings to estimate value, which was allocated on a fully diluted basis to derive a common stock value for each scenario. For the stay-private scenario, the Company utilized the income and market approaches in line with the March
31
,
2019
valuation then allocated the concluded equity value using an OPM to derive a common stock value for the stay-private scenario. The Company then probability weighted (based on the Company’s best estimates at the time) each scenario’s common stock value to arrive at the Company’s concluded common stock value. This valuation resulted in a valuation of the Company’s common stock of $
1.16
per share as of May
31
,
2019
.
December 31, 2019 Valuation
For the valuation performed on December 31, 2019, the fair value of the Company’s common stock was estimated using PWERM, which estimates the value by probability-weighting different scenarios. The Company used three going public scenarios and one stay-private scenario. For the three public scenarios, the
Company

utilized recent comparable initial public offerings to estimate value, which was allocated on a fully diluted basis to derive a common stock value for each scenario. For the stay-private scenario, the Company utilized the income approach in line with the March 31, 2019 valuation then allocated the concluded equity value using an OPM to derive a common stock value for the stay-private scenario. The Company then probability weighted (based on the Company’s best estimates at the time) each scenario’s common stock value to arrive at the Company’s concluded common stock value. This valuation resulted in a valuation of the Company’s common stock of $
1.16
per share as of December 31, 2019.
July 31, 2020 Valuation
For the valuation performed on July 31, 2020, the fair value of the Company’s common stock was estimated using PWERM, which estimates the value by probability-weighting different scenarios. The Company used three going public scenarios and one stay-private scenario. For the three public scenarios, the Company utilized recent comparable initial public offerings to estimate value, which was allocated on a fully diluted basis to derive a common stock value for each scenario. For the stay-private scenario, the Company utilized the income approach in line with the March 31, 2019, May 31, 2019 and December 31, 2019 valuations then allocated the concluded equity value using an OPM to derive a common stock value for the stay-private scenario. The Company then probability weighted (based on the Company’s best estimates at the time) each scenario’s common stock value to arrive at the Company’s concluded common stock value. This valuation resulted in a valuation of the Company’s common stock of $1.16 per share as of July 31, 2020.
The following represents a summary of the options outstanding at December 31, 2021, 2020, and 2019 changes during the years then ended (in thousands, other than weighted-average exercise price):

	Options	Weighted average exercise price	Aggregate Intrinsic Value

Outstanding at December 31, 2018	4,781	$0.63	$1,291
Granted	21,468	1.16
Exercised	—	—
Forfeited/Cancelled	(838)	0.94

Outstanding at December 31, 2019	25,411	1.07	2,183
Granted	6,194	1.16
Exercised	(56)	0.90
Forfeited/Cancelled	(745)	0.94

Outstanding at December 31, 2020	30,804	1.10	2,172
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	(2,641)	0.68

Outstanding at December 31, 2021	28,163	$1.13	$915
Exercisable at December 31, 2021	17,177	$1.11
Employee Benefit Plan

The
Company maintains a defined contribution
401
(k) plan available to eligible employees, which is administered by Sorrento. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company made matching contributions to the
401
(k) plan totaling $
0.3
 million for each of the years ended December
31
,
2021
,
2020
and
2019
.